Financial Risk Management	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial Risk Management	Note 23
Financial Risk Management
Financial risk factors
The Group’s activities expose it to market risk, including currency risk and interest rate risk, as well as credit risk and liquidity risk.
The financial risk management of the Group is performed by the Management of Cadeler and overseen by the Board of Directors and Audit Committee. The fair value of the Group's financial assets and liabilities as of
31 December 2025 does not deviate materially from the carrying amounts as of 31 December 2025.
Quantitative and qualitative disclosures about market risk
Currency risk
The Group’s business is exposed to the Danish Kroner (“DKK”), Norwegian Kroner (“NOK”), British Pound
Sterling (“GBP”), United States Dollar (“USD”), New Taiwan Dollar (“TWD”), and Japanese Yen (“JPY”), as
certain operating expenses are denominated in these currencies. The Company seeks to use financial instruments to reduce currency risk when there is significant exposure to income or liabilities denominated in currencies other than EUR or DKK, and where a cost-effective solution is available.
The functional currency of Cadeler A/S is EUR, while the largest currency exposure of the Group relates to future instalments for newbuild vessels, denominated in USD, amounting to USD 496 million. Further details regarding the instruments currently used to mitigate this currency risk are provided in Note 24. Management and the Board of Directors evaluate the potential costs and benefits of currency exposure on an ongoing basis.
The Group holds cash balances in USD. If the USD:EUR exchange rate were to deteriorate by 10% the result before tax would have decreased by EUR 1.6 million (2024: EUR 1.8 million; 2023: EUR 4.6 million), based on
USD cash holdings as of 31 December 2025.
The Group holds cash balances in GBP. If the GBP:EUR exchange rate were to deteriorate by 10% the result before tax would have decreased by EUR 0.4 million (2024: EUR 0.7 million) based on GBP cash holdings as of 31 December 2025.
As the DKK is pegged to the EUR, no material currency risk has been identified in relation to the DKK, despite the
Cadeler Group incurring costs denominated in DKK. As of 31 December 2025, the Cadeler Group did not hold any material cash balances denominated in NOK, JPY, or TWD.
Currency risk associated with other financial instruments denominated in foriegn currencies is limited and therefore excluded from this analysis.
Interest rate risk
The Group’s current exposure to the risk of changes in market interest rates relates primarily to the Green
Corporate Facility, the P-class Facility, M-class Facility and Holdco Facility. Further details regarding the hedging instruments used to mitigate this risk are provided in Note 24.
The Green Corporate Facility and Holdco Facility are based on a EURIBOR 3M interest rate plus a margin.
The EURIBOR interest rate has a floor of 0bps and was 2.1%, 2.9% and 3.9% at the end of 2025, 2024 and
2023, respectively.
If the EURIBOR interest rate increased 100bps, and the loans had been provided throughout the entire 2025 reporting period, interest costs would have increased by EUR 15.6 million (2024: EUR 5.9 million; 2023: EUR
2.1 million). Such an increase could potentially qualify as capitalisable borrowing costs, thereby mitigating the impact on the result before tax. Conversely, if the interest rates were to decrease, the result before tax would not be materially affected due to the capitalisation of borrowing costs.
Management and the Board of Directors evaluate the potential costs and benefits of fixed interest rate borrowings on an ongoing basis.
Note 23
Financial Risk Management
Continued from previous page
Credit risk
Risk management
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group adopts the following policies to mitigate credit risk.
For banks and financial institutions, the Group mitigates its credit risks by transacting only with counterparties rated “A” or above by independent rating agencies.
The Group adopts a policy of dealing only with customers with an appropriate credit history and obtaining sufficient security where appropriate, to mitigate credit risk. The Group applies stringent procedures for extending credit terms to customers and for the ongoing monitoring of credit risk.
These credit terms are normally contractual, and credit policies clearly define the guidelines for extending credit to customers, including monitoring processes and reference to relevant industry practices. This includes the assessment and evaluation of customers’ creditworthiness and periodic reviews of their financial status to determine the credit limits. Customers are also assessed based on their historical payment behaviour. Where necessary, customers may be required to provide security or advance payments before services are rendered.
Related party credit risk is managed by the Executive Management of Cadeler and overseen by the Board of Directors.
The maximum exposure to credit risk is the carrying amount of trade receivables and other receivables, receivables from group entities and cash and bank balances presented in the statement of financial position.
Impairment of financial assets
The Group assesses on a forward-looking basis the expected credit losses (ECLs) associated with its financial assets which include trade and other receivables, cash and bank balances and contract assets.
Financial assets are written off when there is no reasonable expectation of recovery, such as when a non-
related debtor fails to engage in a repayment plan with the Group.
Where receivables have been written off, the Group continues to pursue enforcement activities in an attempt to recover amounts due. Where recoveries are made, these are recognised in profit or loss. As of the reporting date, no receivables have been written off.
The Group has applied the simplified credit loss approach by using a provision matrix to measure the lifetime expected credit losses for trade receivables from customers. To measure expected credit losses, the
Group groups receivables based on shared credit characteristics and days past due.
Trade receivables from external customers that are neither past due nor impaired are with creditworthy counterparties. Based on the provision matrix, trade receivables from external customers are subject to immaterial credit loss. For further analysis, refer to Note 16 for details on expected credit losses on trade receivables and contract assets.
For cash and bank balances and other receivables measured at amortised cost, the Group considers these financial assets to have low credit risk. Cash and bank balances mainly comprise deposits with banks that have high credit ratings, as determined by international credit rating agencies. As of 31 December 2025, cash and bank balances and other receivables are subject to immaterial credit loss. There is no credit loss allowance for other financial assets measured at amortised cost as of 31 December 2025, 2024 and 2023.
Note 23
Financial Risk Management
Continued from previous page
Liquidity risk
The Group manages liquidity risk by maintaining sufficient cash and access to funding through committed credit facilities to enabling it to meet its operational requirements and instalments payments for the contracted newbuild vessels.
The management of the Cadeler Group anticipates seeking additional debt financing in connection with milestone payments related to the delivery of the third A-class newbuild vessel. For further details, please refer to Note 25, which provides a detailed disclosure of the Group’s existing credit facilities.
The following maturity table shows the contractual obligation relating to the construction of the newbuilds vessels.

EUR Millions	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Total
2025
Obligation in USD	301	195	—	496
Obligation in USD (in EUR)	256	166	—	422

Obligation in EUR	40	—	—	40
Total obligations (in EUR)	296	166	—	462
2024
Obligation in USD	651	496	195	1,342
Obligation in USD (in EUR)	626	476	188	1,290

Obligation in EUR	65	40	—	105
Total obligations (in EUR)	691	516	188	1,395
2023
Obligation in USD	328	833	180	1,341
Obligation in USD (in EUR)	296	752	163	1,211

Obligation in EUR	69	99	6	174
Total obligations (in EUR)	365	851	169	1,385
Note 23
Financial Risk Management
Continued from previous page
The table below analyses the maturity profile of the Company’s financial liabilities based on contractual-
undiscounted cash flows, excluding payments relating to newbuild vessels.

EUR'000	Less than 1 year	Between 1 and 2 years	After 2 years	Total
2025
Trade and other payables	98,208	—	—	98,208
Payables to related parties	272	—	—	272
Lease liabilities	1,851	2,819	8,868	13,538
Debt to credit institutions	194,548	247,706	1,607,212	2,049,466
Derivatives	3,062	1,884	8,770	13,716
	297,941	252,409	1,624,850	2,175,200
2024
Trade and other payables	43,595	—	—	43,595
Payables to related parties	223	—	—	223
Lease liabilities	1,274	2,337	7,360	10,971
Debt to credit institutions	31,163	54,339	485,515	571,017
Derivatives	209	—	16,205	16,414
	76,464	56,676	509,080	642,220
2023
Trade and other payables	32,636	—	—	32,636
Payables to related parties	162	—	—	162
Lease liabilities	601	392	—	993
Debt to credit institutions	799	—	204,773	205,572
Derivatives	4,004	5,683	12,274	21,961
	38,202	6,075	217,047	261,324
Change in debts to credit institutions during the year

EUR'000	2025	2024	2023
Debt to credit institutions at 1 January	(571,017)	(205,572)	(115,002)
Loans repayments	279,281	10,630	115,000
Proceeds from borrowing	(1,337,178)	(385,234)	(211,934)
New loan fees	25,193	11,100	8,262
Non-cash movements	(7,033)	(1,941)	—
Write-off of loan fees	—	—	(1,898)
Debt to credit institutions at 31 December 2025	(1,610,754)	(571,017)	(205,572)
Total Proceeds from borrowing, net of bank fees, in 2025 as per Consolidated Statement of Cash Flows amounted to EUR 1,309 million, excluding EUR 2.8 of loan fees that have been included in Prepayments.
Note 23
Financial Risk Management
Continued from previous page
Capital management
The Company’s objectives when managing capital are to ensure the
Company’s ability to continue as a going concern and to maintain an optimal capital structure.
In order to achieve this overall objective, the Company’s capital management aims, among other things, to ensure compliance wth the financial covenants attached to the interest-bearing loans and borrowings that define capital structure requirements. A breach of the financial covenants would permit the bank to immediately call loans and borrowings. There have been no breaches of the financial covenants of any interest-bearing loans and borrowing in the current period.
In order to maintain or adjust the capital structure in the future, the
Group may adjust dividend payments to shareholders, issue new shares and/or dispose of assets to reduce debt. Pursuant to the
Green Corporate Facility, the Company is not permitted to pay any dividends or other distributions without the prior written consent of
DNB Bank ASA.
Fair value measurement
The Group measures derivatives at fair value at each balance sheet date. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the balance sheet date.
The principal, or in its absence the most advantageous market must be accessible by the Group. The fair value of an asset or liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their own economic best interest.
In measuring the fair value of unlisted derivative financial instruments and other financial instruments for which there is no active market, fair value is determined using generally accepted valuation
techniques. Market-based parameters such as market-based yield curves and forward exchange rate are used for the valuation.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.
Financial instruments for which fair value is measured or disclosed in the financial statements are categorised within the fair value hierarchy, as described below:
Level 1: The fair value of financial instruments traded in active markets
(such as publicly traded derivatives, and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.
Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over-the counter derivatives) is determined using valuation techniques that maximise the use of observable market data and rely as little as possible on entity-specific estimates.
The valuation techniques applied are primarily based on marked-
based inputs of the instruments. If all significant inputs required to measure the fair value of an instrument are observable, the
instrument is included in Level 2.
Level 3: If one or more of the significant inputs is not observable market data, the instrument is included in Level 3.
The table below shows the fair value measurement of the Group’s assets and liabilities:
Note 23
Financial Risk Management
Continued from previous page

EUR'000	2025	2024	2023
Derivative assets measured at fair value
Interest from IRS recycled through OCI	—	228	—
Interest rate swaps	2,171	1,287	338
FX forward contracts	511	6,849	—
FX option collars	—	4,764	—
Time value of FX option collars through OCI	—	5,340	—
Total derivative assets	2,682	18,468	338
Derivative liabilities measured at fair value
Interest rate swap	10,499	16,231	11,789
FX forward contracts	—	—	5,338
Interest recycled through OCI	525	—	810
Time value of FX option collars through OCI	576	209	3,621
Derivatives ineffective hedges	2,116	(26)	403
Total derivative liabilities	13,716	16,414	21,961
As of 31 December 2025, the fair value of the derivative assets amounted to EUR 2,682 thousand (2024: EUR
18,468 thousand; 2023: EUR 338 thousand) and derivative liabilities amounted to 13,716 thousand (2024: EUR
16,414 thousand; 2023: EUR 21,961 thousand). The variation primarily reflects the execution of certain financial instruments, together with changes in interest rate expectations in 2025 compared to 2024. These expectations were driven by more persistent inflation and continued economic resilience, resulting in higher interest rates and a stronger USD.
As of 31 December 2025, derivatives measured at fair value through profit or loss amounted to a gain of
EUR 2,116 thousand gain (2024: EUR 26 thousand loss; 2023: EUR 403 thousand gain).
The fair value hierarchy for the above derivative financial instruments is Level 2.